Schedule of Investments
June 30, 2026 (unaudited)
Upright Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 75.92%

Agricultural Inputs - 0.07%
The Mosaic Co.	1,200	25,428

Banks - Diversified - 1.03%
Bank of America Corp.	6,000	341,880

Consumer Electronics - 4.95%
Apple, Inc.	5,700	1,649,352

Drug Manufacturers - General - 1.81%
AbbVie, Inc.	2,400	603,936

Drug Manufacturers - Specialty & Generic - 6.75%
Bausch Health Cos., Inc. (2)	2,000	9,860
Teva Pharmaceutical Industries Ltd. ADR (2)	66,102	2,239,536

		2,249,396

Electrical Equipment & Parts - 0.59%
Plug Power, Inc. (2)	72,500	196,475

Insurance - Life - 0.82%
Brighthouse Financial, Inc. (2)	1,000	63,300
MetLife, Inc.	2,500	211,525

		274,825

Integrated Circuit Design - 30.90%
Himax Technologies, Inc. ADR	671,261	10,297,144

Internet Content & Information- 2.63%
Alphabet, Inc. Class C	2,000	706,660
Meta Platforms, Inc. Class A	300	168,987

		875,647
Internet Retail - 0.58%
Alibaba Group Holding Ltd. ADR	2,000	191,960

Semiconductors - 25.32%
ASE Technology Holding Co. Ltd. ADR (2)	400	18,048
Silicon Motion Technology Corp. ADR	700	233,331
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	17,000	8,118,690
United Microelectronics Corp. ADR (2)	2,500	68,025

		8,438,094

Specialty Retail - 75.92%
PDD Holdings, Inc. (2)	2,000	152,560

Total Common Stock	(Cost $ 10,528,947)	25,296,697

Exchange-Traded Funds (3) - 6.62%

Direxion Daily 20+ Year Treasury Bull 3X ETF	10,000	355,500
Direxion Daily Aerospace & Defense Bull 3X ETF	100	7,990
Direxion Daily Dow Jones Internet Bull 3X ETF	22,000	505,560
Direxion Daily Industrials Bull 3X ETF	1,500	157,560
Direxion Daily Mid Cap 3X Shares ETF	1,500	112,275
Direxion Daily Pharmaceutical & Medical Bull 3X ETF	4,000	72,240
Direxion Daily Real Estate Bull 3X ETF	5,000	52,700
Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 2X ETF	4,000	103,944
Direxion Financial Bull 3X ETF	2,000	294,360
Direxion Small Cap Bull 3X ETF	1,500	112,665
iShares 20+ Year Treasury Bond ETF	5,000	432,100

Total Exchange-Traded Funds	(Cost $ 1,651,675)	2,206,894

Money Market Registered Investment Companies (4) - 18.53%

Fidelity Institutional Money Market - Treasury Portfolio - Class I - 3.30%	2,000,000	2,000,000
Morgan Stanley Institutional Liquidity Fund Government Portfolio - 3.30%	4,173,877	4,173,877

Total Money Market Registered Investment Companies	(Cost $ 6,173,877)	6,173,877

Total Investments - 101.07%	(Cost $ 18,354,500)	33,677,468

Liabilities in Excess of Other Assets - (1.07%)		(355,614)

Total Net Assets - 100.00%		33,321,854

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$33,677,468	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$33,677,468	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2026.